FINANCIAL RISK MANAGEMENT - Summary of Net Asset Exposure (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Asset Exposure [Abstract]
Borrowings and financing in foreign currency in Brazil	[1]	R$ (5,897,015)	R$ (4,246,692)
Trade accounts receivable in foreign currency in Brazil		307,433	236,782
Trade accounts payable in foreign currencies in Brazil		(37,390)	(14,459)
Fair value of financial derivatives		6,882,499	4,680,478
Net asset exposure		R$ 1,255,527	R$ 656,109

[1]	Excluding transaction costs.